EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,255,090	Empower Core Bond Fund Institutional Class(a)	$ 86,655,512
14,364,574	Empower Global Bond Fund Institutional Class(a)	110,463,578
5,193,522	Empower High Yield Bond Fund Institutional Class(a)	51,987,159
6,399,514	Empower Inflation-Protected Securities Fund Institutional Class(a)	58,363,568
13,561,271	Empower Multi-Sector Bond Fund Institutional Class(a)	111,880,483
12,507,115	Empower Short Duration Bond Fund Institutional Class(a)	120,568,588
10,580,961	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	86,763,882

TOTAL BOND MUTUAL FUNDS — 47.72% (Cost $626,193,278)		$626,682,770
EQUITY MUTUAL FUNDS
2,353,105	Empower Emerging Markets Equity Fund Institutional Class(a)	22,283,901
2,372,449	Empower International Growth Fund Institutional Class(a)	22,040,053
6,179,462	Empower International Value Fund Institutional Class(a)	55,553,362
3,514,345	Empower Large Cap Growth Fund Institutional Class(a)	38,938,947
12,451,994	Empower Large Cap Value Fund Institutional Class(a)	83,677,401
Shares		Fair Value
Equity Mutual Funds — (continued)
5,242,401	Empower Mid Cap Value Fund Institutional Class(a)	$ 42,515,869
7,920,254	Empower Real Estate Index Fund Institutional Class(a)	66,054,921
1,317,638	Empower Small Cap Growth Fund Institutional Class(a)	12,728,378
3,812,104	Empower Small Cap Value Fund Institutional Class(a)	24,092,495
4,266,571	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	20,991,529

TOTAL EQUITY MUTUAL FUNDS — 29.61% (Cost $380,879,512)		$388,876,856
Account Balance
FIXED INTEREST CONTRACT
297,847,856(b)	Empower of America Contract(a) 1.90%(c)	297,847,856

TOTAL FIXED INTEREST CONTRACT — 22.68% (Cost $297,847,856)		$297,847,856
TOTAL INVESTMENTS — 100.01% (Cost $1,304,920,646)		$1,313,407,482
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(169,333)
TOTAL NET ASSETS — 100.00%		$1,313,238,149

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,255,550	Empower Core Bond Fund Institutional Class(a)	$ 44,409,400
7,372,081	Empower Global Bond Fund Institutional Class(a)	56,691,300
2,657,341	Empower High Yield Bond Fund Institutional Class(a)	26,599,987
3,274,799	Empower Inflation-Protected Securities Fund Institutional Class(a)	29,866,168
6,951,816	Empower Multi-Sector Bond Fund Institutional Class(a)	57,352,482
2,567,192	Empower Short Duration Bond Fund Institutional Class(a)	24,747,726
5,422,637	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	44,465,621

TOTAL BOND MUTUAL FUNDS — 33.33% (Cost $287,135,537)		$284,132,684
EQUITY MUTUAL FUNDS
2,478,633	Empower Emerging Markets Equity Fund Institutional Class(a)	23,472,651
2,498,932	Empower International Growth Fund Institutional Class(a)	23,215,075
6,530,335	Empower International Value Fund Institutional Class(a)	58,707,710
3,708,848	Empower Large Cap Growth Fund Institutional Class(a)	41,094,041
13,142,399	Empower Large Cap Value Fund Institutional Class(a)	88,316,923
5,527,257	Empower Mid Cap Value Fund Institutional Class(a)	44,826,052
Shares		Fair Value
Equity Mutual Funds — (continued)
4,643,760	Empower Real Estate Index Fund Institutional Class(a)	$ 38,728,956
1,390,394	Empower Small Cap Growth Fund Institutional Class(a)	13,431,207
4,036,888	Empower Small Cap Value Fund Institutional Class(a)	25,513,131
4,514,214	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	22,209,932

TOTAL EQUITY MUTUAL FUNDS — 44.51% (Cost $380,141,137)		$379,515,678
Account Balance
FIXED INTEREST CONTRACT
189,237,561(b)	Empower of America Contract(a) 1.90%(c)	189,237,561

TOTAL FIXED INTEREST CONTRACT — 22.20% (Cost $189,237,561)		$189,237,561
TOTAL INVESTMENTS — 100.04% (Cost $856,514,235)		$852,885,923
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(304,701)
TOTAL NET ASSETS — 100.00%		$852,581,222

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,756,512	Empower Core Bond Fund Institutional Class(a)	$ 73,992,522
12,277,505	Empower Global Bond Fund Institutional Class(a)	94,414,017
4,427,341	Empower High Yield Bond Fund Institutional Class(a)	44,317,687
5,456,193	Empower Inflation-Protected Securities Fund Institutional Class(a)	49,760,480
11,571,763	Empower Multi-Sector Bond Fund Institutional Class(a)	95,467,048
4,265,504	Empower Short Duration Bond Fund Institutional Class(a)	41,119,458
9,034,817	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	74,085,498

TOTAL BOND MUTUAL FUNDS — 24.29% (Cost $505,169,423)		$473,156,710
EQUITY MUTUAL FUNDS
7,872,055	Empower Emerging Markets Equity Fund Institutional Class(a)	74,548,358
7,936,885	Empower International Growth Fund Institutional Class(a)	73,733,659
20,696,045	Empower International Value Fund Institutional Class(a)	186,057,446
11,758,808	Empower Large Cap Growth Fund Institutional Class(a)	130,287,593
41,694,893	Empower Large Cap Value Fund Institutional Class(a)	280,189,679
Shares		Fair Value
Equity Mutual Funds — (continued)
17,539,952	Empower Mid Cap Value Fund Institutional Class(a)	$ 142,249,008
9,463,756	Empower Real Estate Index Fund Institutional Class(a)	78,927,729
4,408,332	Empower Small Cap Growth Fund Institutional Class(a)	42,584,485
12,788,184	Empower Small Cap Value Fund Institutional Class(a)	80,821,323
14,319,960	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	70,454,205

TOTAL EQUITY MUTUAL FUNDS — 59.53% (Cost $1,203,907,371)		$1,159,853,485
Account Balance
FIXED INTEREST CONTRACT
315,725,736(b)	Empower of America Contract(a) 1.90%(c)	315,725,736

TOTAL FIXED INTEREST CONTRACT — 16.21% (Cost $315,725,736)		$315,725,736
TOTAL INVESTMENTS — 100.03% (Cost $2,024,802,530)		$1,948,735,931
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(579,304)
TOTAL NET ASSETS — 100.00%		$1,948,156,627

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,326,405	Empower Core Bond Fund Institutional Class(a)	$ 28,108,125
4,672,623	Empower Global Bond Fund Institutional Class(a)	35,932,472
1,687,595	Empower High Yield Bond Fund Institutional Class(a)	16,892,830
2,076,788	Empower Inflation-Protected Securities Fund Institutional Class(a)	18,940,304
4,406,387	Empower Multi-Sector Bond Fund Institutional Class(a)	36,352,697
3,718,043	Empower Short Duration Bond Fund Institutional Class(a)	35,841,935
3,432,119	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	28,143,376

TOTAL BOND MUTUAL FUNDS — 18.30% (Cost $204,709,174)		$200,211,739
EQUITY MUTUAL FUNDS
5,494,830	Empower Emerging Markets Equity Fund Institutional Class(a)	52,036,037
5,539,986	Empower International Growth Fund Institutional Class(a)	51,466,472
14,457,977	Empower International Value Fund Institutional Class(a)	129,977,214
8,216,179	Empower Large Cap Growth Fund Institutional Class(a)	91,035,258
29,131,387	Empower Large Cap Value Fund Institutional Class(a)	195,762,923
Shares		Fair Value
Equity Mutual Funds — (continued)
12,249,461	Empower Mid Cap Value Fund Institutional Class(a)	$ 99,343,127
4,662,579	Empower Real Estate Index Fund Institutional Class(a)	38,885,910
3,080,146	Empower Small Cap Growth Fund Institutional Class(a)	29,754,207
8,931,274	Empower Small Cap Value Fund Institutional Class(a)	56,445,650
10,017,530	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	49,286,248

TOTAL EQUITY MUTUAL FUNDS — 72.60% (Cost $809,512,869)		$793,993,046
Account Balance
FIXED INTEREST CONTRACT
99,933,264(b)	Empower of America Contract(a) 1.90%(c)	99,933,264

TOTAL FIXED INTEREST CONTRACT — 9.14% (Cost $99,933,264)		$99,933,264
TOTAL INVESTMENTS — 100.04% (Cost $1,114,155,307)		$1,094,138,049
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(430,904)
TOTAL NET ASSETS — 100.00%		$1,093,707,145

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,227,012	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 49,499,807
5,269,979	Empower International Growth Fund Institutional Class(a)	48,958,104
13,746,143	Empower International Value Fund Institutional Class(a)	123,577,824
7,808,482	Empower Large Cap Growth Fund Institutional Class(a)	86,517,976
27,673,332	Empower Large Cap Value Fund Institutional Class(a)	185,964,794
11,647,953	Empower Mid Cap Value Fund Institutional Class(a)	94,464,901
2,721,365	Empower Real Estate Index Fund Institutional Class(a)	22,696,185
2,927,064	Empower Small Cap Growth Fund Institutional Class(a)	28,275,441
Shares		Fair Value
Equity Mutual Funds — (continued)
8,497,560	Empower Small Cap Value Fund Institutional Class(a)	$ 53,704,577
9,520,069	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,838,741

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $747,888,912)		$740,498,350
TOTAL INVESTMENTS — 100.04% (Cost $747,888,912)		$740,498,350
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(276,093)
TOTAL NET ASSETS — 100.00%		$740,222,257

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract, if any,  is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2025

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 47.72%
Empower Core Bond Fund Institutional Class	10,255,090	$79,558,546	$6,820,626	$2,355,577	$(422,940)	$2,631,917	$-	$-	$86,655,512
Empower Global Bond Fund Institutional Class	14,364,574	101,599,758	8,838,858	3,286,669	(495,820)	3,311,631	-	-	110,463,578
Empower High Yield Bond Fund Institutional Class	5,193,522	47,945,777	4,440,302	394,297	19,717	(4,623)	-	-	51,987,159
Empower Inflation-Protected Securities Fund Institutional Class	6,399,514	53,142,195	4,251,245	1,264,486	(171,610)	2,234,614	-	-	58,363,568
Empower Multi-Sector Bond Fund Institutional Class	13,561,271	102,876,722	8,531,213	1,791,047	(315,371)	2,263,595	-	-	111,880,483
Empower Short Duration Bond Fund Institutional Class	12,507,115	110,641,342	9,415,171	1,507,092	(84,337)	2,019,167	-	-	120,568,588
Empower U.S. Government Mortgage Securities Fund Institutional Class	10,580,961	79,428,834	6,935,472	2,513,890	(425,137)	2,913,466	-	-	86,763,882
					(1,895,498)	15,369,767	0	0	626,682,770
EQUITY MUTUAL FUNDS 29.61%
Empower Emerging Markets Equity Fund Institutional Class	2,353,105	21,058,073	1,956,953	1,083,109	253,625	351,984	-	-	22,283,901
Empower International Growth Fund Institutional Class	2,372,449	22,781,439	1,720,434	2,203,537	605,386	(258,283)	-	-	22,040,053
Empower International Value Fund Institutional Class	6,179,462	57,653,295	4,296,439	10,637,856	2,101,909	4,241,484	-	-	55,553,362
Empower Large Cap Growth Fund Institutional Class	3,514,345	30,142,003	11,605,392	424,970	215,365	(2,383,478)	-	-	38,938,947
Empower Large Cap Value Fund Institutional Class	12,451,994	76,516,678	8,195,194	3,709,297	(190,600)	2,674,826	-	-	83,677,401
Empower Mid Cap Value Fund Institutional Class	5,242,401	41,632,856	3,498,528	1,195,877	195,633	(1,419,638)	-	-	42,515,869
Empower Real Estate Index Fund Institutional Class	7,920,254	61,818,917	5,400,183	1,631,698	100,998	467,519	-	-	66,054,921
Empower Small Cap Growth Fund Institutional Class	1,317,638	10,646,321	3,730,310	239,720	42,225	(1,408,533)	-	-	12,728,378
Empower Small Cap Value Fund Institutional Class	3,812,104	27,036,687	1,966,528	3,145,865	(109,642)	(1,764,855)	-	-	24,092,495
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,266,571	16,562,989	6,196,267	529,030	(36,277)	(1,238,697)	-	-	20,991,529
					3,178,622	(737,671)	0	0	388,876,856

March 31, 2025

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
FIXED INTEREST CONTRACT 22.68%
Empower of America Contract	297,847,856	$272,865,031	$26,010,622	$2,357,756	$-	$-	$1,329,959	$-	$297,847,856
					0	0	1,329,959	0	297,847,856
				Total	$1,283,124	$14,632,096	$1,329,959	$0	$1,313,407,482
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 33.33%
Empower Core Bond Fund Institutional Class	5,255,550	$40,312,550	$4,869,174	$2,354,786	$(445,555)	$1,582,462	$-	$-	$44,409,400
Empower Global Bond Fund Institutional Class	7,372,081	51,424,958	6,399,132	3,091,726	(509,618)	1,958,936	-	-	56,691,300
Empower High Yield Bond Fund Institutional Class	2,657,341	24,255,885	3,023,209	593,857	92,870	(85,250)	-	-	26,599,987
Empower Inflation-Protected Securities Fund Institutional Class	3,274,799	26,885,799	3,093,867	1,360,310	(188,356)	1,246,812	-	-	29,866,168
Empower Multi-Sector Bond Fund Institutional Class	6,951,816	52,064,185	6,146,077	2,258,869	(401,109)	1,401,089	-	-	57,352,482
Empower Short Duration Bond Fund Institutional Class	2,567,192	22,453,190	2,698,824	847,846	(45,188)	443,558	-	-	24,747,726
Empower U.S. Government Mortgage Securities Fund Institutional Class	5,422,637	40,247,005	4,926,547	2,418,531	(430,241)	1,710,600	-	-	44,465,621
					(1,927,197)	8,258,207	0	0	284,132,684
EQUITY MUTUAL FUNDS 44.51%
Empower Emerging Markets Equity Fund Institutional Class	2,478,633	21,935,971	2,813,480	1,647,010	281,758	370,210	-	-	23,472,651
Empower International Growth Fund Institutional Class	2,498,932	23,758,787	2,514,692	2,997,603	433,283	(60,801)	-	-	23,215,075
Empower International Value Fund Institutional Class	6,530,335	60,191,745	6,288,542	13,362,356	1,145,845	5,589,779	-	-	58,707,710
Empower Large Cap Growth Fund Institutional Class	3,708,848	31,530,203	13,018,767	812,476	338,034	(2,642,453)	-	-	41,094,041
Empower Large Cap Value Fund Institutional Class	13,142,399	79,838,249	10,684,528	5,725,224	(880,970)	3,519,370	-	-	88,316,923
Empower Mid Cap Value Fund Institutional Class	5,527,257	43,490,973	4,704,198	2,057,294	22,323	(1,311,825)	-	-	44,826,052
Empower Real Estate Index Fund Institutional Class	4,643,760	35,839,502	4,067,586	1,413,518	105,566	235,386	-	-	38,728,956
Empower Small Cap Growth Fund Institutional Class	1,390,394	11,143,623	4,199,053	390,930	73,148	(1,520,539)	-	-	13,431,207
Empower Small Cap Value Fund Institutional Class	4,036,888	28,210,932	2,909,280	3,658,565	(27,507)	(1,948,516)	-	-	25,513,131

March 31, 2025

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,514,214	$17,210,954	$7,114,391	$955,281	$(185,824)	$(1,160,132)	$-	$-	$22,209,932
					1,305,656	1,070,479	0	0	379,515,678
FIXED INTEREST CONTRACT 22.20%
Empower of America Contract	189,237,561	171,484,577	21,989,031	5,084,107	-	-	848,060	-	189,237,561
					0	0	848,060	0	189,237,561
				Total	$(621,541)	$9,328,686	$848,060	$0	$852,885,923
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 24.29%
Empower Core Bond Fund Institutional Class	8,756,512	$68,682,507	$5,807,202	$3,069,631	$(636,760)	$2,572,444	$-	$-	$73,992,522
Empower Global Bond Fund Institutional Class	12,277,505	87,678,240	7,594,215	3,958,028	(629,904)	3,099,590	-	-	94,414,017
Empower High Yield Bond Fund Institutional Class	4,427,341	41,323,575	3,521,522	509,157	28,914	(18,253)	-	-	44,317,687
Empower Inflation-Protected Securities Fund Institutional Class	5,456,193	45,807,265	3,609,899	1,586,726	(138,432)	1,930,042	-	-	49,760,480
Empower Multi-Sector Bond Fund Institutional Class	11,571,763	88,752,745	7,254,992	2,447,185	(200,409)	1,906,496	-	-	95,467,048
Empower Short Duration Bond Fund Institutional Class	4,265,504	38,149,926	3,201,963	942,663	(36,714)	710,232	-	-	41,119,458
Empower U.S. Government Mortgage Securities Fund Institutional Class	9,034,817	68,570,637	5,906,960	3,066,348	(496,715)	2,674,249	-	-	74,085,498
					(2,110,020)	12,874,800	0	0	473,156,710
EQUITY MUTUAL FUNDS 59.53%
Empower Emerging Markets Equity Fund Institutional Class	7,872,055	71,234,664	6,540,906	4,082,487	1,257,339	855,275	-	-	74,548,358
Empower International Growth Fund Institutional Class	7,936,885	76,999,152	4,937,249	9,260,503	163,047	1,057,761	-	-	73,733,659
Empower International Value Fund Institutional Class	20,696,045	194,985,467	12,338,299	37,065,131	5,965,676	15,798,811	-	-	186,057,446
Empower Large Cap Growth Fund Institutional Class	11,758,808	102,150,331	37,154,590	1,524,090	50,625	(7,493,238)	-	-	130,287,593
Empower Large Cap Value Fund Institutional Class	41,694,893	259,001,952	23,113,414	9,447,002	847,169	7,521,315	-	-	280,189,679
Empower Mid Cap Value Fund Institutional Class	17,539,952	141,062,108	9,250,169	2,400,473	1,393,810	(5,662,796)	-	-	142,249,008
Empower Real Estate Index Fund Institutional Class	9,463,756	74,693,470	5,150,200	1,382,028	239,978	466,087	-	-	78,927,729

March 31, 2025

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Small Cap Growth Fund Institutional Class	4,408,332	$36,176,608	$11,849,248	$941,991	$(206,231)	$(4,499,380)	$-	$-	$42,584,485
Empower Small Cap Value Fund Institutional Class	12,788,184	91,455,196	5,693,087	14,676,293	(4,815,861)	(1,650,667)	-	-	80,821,323
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	14,319,960	55,872,944	20,299,238	1,679,321	(344,491)	(4,038,656)	-	-	70,454,205
					4,551,061	2,354,512	0	0	1,159,853,485
FIXED INTEREST CONTRACT 16.21%
Empower of America Contract	315,725,736	292,562,706	26,866,216	5,141,386	-	-	1,438,200	-	315,725,736
					0	0	1,438,200	0	315,725,736
				Total	$2,441,041	$15,229,312	$1,438,200	$0	$1,948,735,931
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 18.30%
Empower Core Bond Fund Institutional Class	3,326,405	$26,436,716	$2,145,077	$1,477,355	$(267,032)	$1,003,687	$-	$-	$28,108,125
Empower Global Bond Fund Institutional Class	4,672,623	33,765,296	2,861,359	1,962,379	(327,180)	1,268,196	-	-	35,932,472
Empower High Yield Bond Fund Institutional Class	1,687,595	15,960,772	1,262,653	324,927	10,758	(5,668)	-	-	16,892,830
Empower Inflation-Protected Securities Fund Institutional Class	2,076,788	17,666,584	1,332,198	864,105	(121,819)	805,627	-	-	18,940,304
Empower Multi-Sector Bond Fund Institutional Class	4,406,387	34,244,054	2,682,008	1,470,325	(244,983)	896,960	-	-	36,352,697
Empower Short Duration Bond Fund Institutional Class	3,718,043	33,694,234	2,711,798	1,216,356	(62,962)	652,259	-	-	35,841,935
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,432,119	26,393,631	2,182,755	1,521,781	(259,199)	1,088,771	-	-	28,143,376
					(1,272,417)	5,709,832	0	0	200,211,739
EQUITY MUTUAL FUNDS 72.60%
Empower Emerging Markets Equity Fund Institutional Class	5,494,830	50,387,088	4,449,421	4,832,558	(547,499)	2,032,086	-	-	52,036,037
Empower International Growth Fund Institutional Class	5,539,986	54,522,909	3,041,895	8,898,653	(1,924,983)	2,800,321	-	-	51,466,472
Empower International Value Fund Institutional Class	14,457,977	138,082,410	7,603,242	31,614,765	(579,006)	15,906,327	-	-	129,977,214
Empower Large Cap Growth Fund Institutional Class	8,216,179	72,304,561	25,577,463	1,680,981	(66,445)	(5,165,785)	-	-	91,035,258
Empower Large Cap Value Fund Institutional Class	29,131,387	183,262,841	14,431,144	9,338,696	(1,508,430)	7,407,634	-	-	195,762,923

March 31, 2025

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
Empower Mid Cap Value Fund Institutional Class	12,249,461	$99,838,006	$5,522,049	$3,740,294	$(705,656)	$(2,276,634)	$-	$-	$99,343,127
Empower Real Estate Index Fund Institutional Class	4,662,579	37,288,803	2,168,670	1,016,818	(97,281)	445,255	-	-	38,885,910
Empower Small Cap Growth Fund Institutional Class	3,080,146	25,643,200	8,016,315	825,067	(216,000)	(3,080,241)	-	-	29,754,207
Empower Small Cap Value Fund Institutional Class	8,931,274	64,826,307	3,517,092	9,045,369	(1,674,001)	(2,852,380)	-	-	56,445,650
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,017,530	39,481,934	13,912,486	2,018,532	(972,165)	(2,089,640)	-	-	49,286,248
					(8,291,466)	13,126,943	0	0	793,993,046
FIXED INTEREST CONTRACT 9.14%
Empower of America Contract	99,933,264	93,829,953	8,287,765	2,642,000	-	-	457,546	-	99,933,264
					0	0	457,546	0	99,933,264
				Total	$(9,563,883)	$18,836,775	$457,546	$0	$1,094,138,049
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
EQUITY MUTUAL FUNDS 100.04%
Empower Emerging Markets Equity Fund Institutional Class	5,227,012	$49,501,232	$3,440,273	$5,241,914	$(333,287)	$1,800,216	$-	$-	$49,499,807
Empower International Growth Fund Institutional Class	5,269,979	53,527,241	1,469,904	8,891,294	(1,943,768)	2,852,253	-	-	48,958,104
Empower International Value Fund Institutional Class	13,746,143	135,580,512	3,674,235	30,979,546	(391,390)	15,302,623	-	-	123,577,824
Empower Large Cap Growth Fund Institutional Class	7,808,482	71,010,890	22,776,941	2,155,329	130,007	(5,114,526)	-	-	86,517,976
Empower Large Cap Value Fund Institutional Class	27,673,332	179,910,931	7,879,893	7,931,110	(307,818)	6,105,080	-	-	185,964,794
Empower Mid Cap Value Fund Institutional Class	11,647,953	97,956,914	2,723,154	3,959,746	(564,588)	(2,255,421)	-	-	94,464,901
Empower Real Estate Index Fund Institutional Class	2,721,365	22,477,529	737,249	850,498	(111,466)	331,905	-	-	22,696,185
Empower Small Cap Growth Fund Institutional Class	2,927,064	25,143,200	7,086,384	974,708	(179,372)	(2,979,435)	-	-	28,275,441
Empower Small Cap Value Fund Institutional Class	8,497,560	63,597,953	2,129,809	9,297,884	(1,614,541)	(2,725,301)	-	-	53,704,577
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,520,069	38,827,515	12,165,572	2,360,295	(1,141,690)	(1,794,051)	-	-	46,838,741
					(6,457,913)	11,523,343	0	0	740,498,350
				Total	$(6,457,913)	$11,523,343	$0	$0	$740,498,350

March 31, 2025